SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - Cayson Acquisition Corp [Member] - HKD ($)				3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 23, 2026	Mar. 18, 2026	Sep. 23, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Proceeds from sale of public units			$ 60,000,000			$ 60,000,000		$ 60,000,000
Proceeds allocated to public rights								(720,000)
Offering costs allocated to public shares subject to possible redemption								(3,974,257)
Accretion of carrying value to redemption value								4,694,257
Ordinary shares subject to possible redemption							60,752,079	60,000,000
Subsequent measurement of ordinary shares subject to possible redemption				$ 545,855	$ 636,174	752,079	2,535,846	752,079
Ordinary shares subject to possible redemption				37,622,133			64,487,925	$ 60,752,079
Subsequent measurement of ordinary shares subject to possible redemption (interest earned on cash and investments held in Trust Account)							2,535,846
Subsequent measurement of ordinary shares subject to possible redemption (extension)							1,200,000
Extension funds attributable to ordinary shares subject to redemption				125,000			$ 1,200,000
Share exercised	2,541,908	2,541,908
Share price	$ 10.83	$ 10.83
Redemption of ordinary shares				$ (27,536,647)